Financial risk management - Undiscounted cash flow analysis (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current financial assets
Non-current interest-bearing financial investments	€ 496	€ 779
Other non-current financial assets	113	114
Current financial assets
Other non-current financial assets excluding derivatives	417	247
Current interest-bearing financial investments	1,669	1,593
Cash and cash equivalents	6,653	6,263
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(1)	(42)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	9,158	10,353
Derivative contracts – payments	(8,967)	(10,268)
Trade receivables	5,501	5,334
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(3,836)	(4,642)
Long-term lease liabilities	(732)	(856)
Other non-current financial liabilities	(45)	(33)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(989)	(571)
Short-term lease liabilities	(239)	(223)
Other financial liabilities excluding derivatives	(492)	(482)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(23)	(86)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	8,826	9,840
Derivative contracts – payments	(9,057)	(10,121)
Discounts without performance obligations	(380)	(404)
Trade payables	(3,213)	(3,423)
Commitments given and obtained
Loan commitments given undrawn	(11)	(5)
Loan commitments obtained undrawn	1,557	1,493
Venture fund commitments undrawn	306	381
Financial instruments with call period less than three months	306	332
Due within 3 months
Non-current financial assets
Non-current interest-bearing financial investments	3	0
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	318	216
Current interest-bearing financial investments	1,390	998
Cash and cash equivalents	6,351	6,017
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(6)	(7)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	5,492	8,407
Derivative contracts – payments	(5,428)	(8,349)
Trade receivables	4,529	3,834
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(21)	(33)
Long-term lease liabilities	0	0
Other non-current financial liabilities	(12)	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	(603)	(473)
Short-term lease liabilities	(64)	(44)
Other financial liabilities excluding derivatives	(490)	(458)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(2)	(4)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	5,517	6,475
Derivative contracts – payments	(5,635)	(6,553)
Discounts without performance obligations	(222)	(151)
Trade payables	(3,049)	(3,154)
Commitments given and obtained
Loan commitments given undrawn	(5)	(1)
Loan commitments obtained undrawn	(1)	(1)
Venture fund commitments undrawn	306	381
Due between 3 and 12 months
Non-current financial assets
Non-current interest-bearing financial investments	5	0
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	99	31
Current interest-bearing financial investments	279	595
Cash and cash equivalents	114	52
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	3	(2)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	2,471	1,582
Derivative contracts – payments	(2,416)	(1,560)
Trade receivables	933	1,316
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(103)	(115)
Long-term lease liabilities	0	0
Other non-current financial liabilities	0	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	(386)	(98)
Short-term lease liabilities	(175)	(179)
Other financial liabilities excluding derivatives	(2)	(24)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(14)	(29)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	1,400	1,322
Derivative contracts – payments	(1,458)	(1,353)
Discounts without performance obligations	(149)	(212)
Trade payables	(126)	(204)
Commitments given and obtained
Loan commitments given undrawn	(6)	(4)
Loan commitments obtained undrawn	148	86
Venture fund commitments undrawn	0	0
Due between 1 and 3 years
Non-current financial assets
Non-current interest-bearing financial investments	359	394
Other non-current financial assets	57	60
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	80	30
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(1)	(11)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	1,081	358
Derivative contracts – payments	(1,017)	(353)
Trade receivables	39	184
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,345)	(1,766)
Long-term lease liabilities	(294)	(353)
Other non-current financial liabilities	(23)	(11)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(10)	(41)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	965	735
Derivative contracts – payments	(1,013)	(806)
Discounts without performance obligations	(6)	(40)
Trade payables	(25)	(64)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	1,410	1,408
Venture fund commitments undrawn	0	0
Due between 3 and 5 years
Non-current financial assets
Non-current interest-bearing financial investments	129	385
Other non-current financial assets	8	8
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	83	138
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(1)	(12)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	114	6
Derivative contracts – payments	(106)	(6)
Trade receivables	0	0
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(926)	(1,200)
Long-term lease liabilities	(172)	(199)
Other non-current financial liabilities	(10)	(11)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	3	(12)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	160	541
Derivative contracts – payments	(174)	(551)
Discounts without performance obligations	(3)	(1)
Trade payables	(12)	0
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	0	0
Venture fund commitments undrawn	0	0
Due beyond 5 years
Non-current financial assets
Non-current interest-bearing financial investments	0	0
Other non-current financial assets	48	46
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	25	26
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	4	(10)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Trade receivables	0	0
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,441)	(1,528)
Long-term lease liabilities	(266)	(304)
Other non-current financial liabilities	0	(11)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	0	0
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	784	767
Derivative contracts – payments	(777)	(858)
Discounts without performance obligations	0	0
Trade payables	(1)	(1)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	0	0
Venture fund commitments undrawn	€ 0	€ 0